SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Cash		$ 326,714
Unpaid Principal Amount		261,864
Intangible Property		3,167,945
Annual Interest	6.00%		6.00%
Maturity Date	Jan. 31, 2023		Jan. 31, 2023
Principal Amount	$ 439,990
Allowance/provision For Collectible Accounts		756,095
Inventory Obsolescence		292,268	$ 63,323
Fixes Assets, Net		698,580	849,027
Accumulated Depreciation		160,117	26,409
Total Liabilities		1,299,444	2,198,122
Sales Tax Liability		15,456	12,665
Accounts Payable		105,493	55,756
Deferred Revenue		91,775	779,128
Notes		0	181,330
Working Capital		$ 2,101,635	$ 2,226,387
Net Income (loss) Per Share		$ 0.07	$ 0.01
October 2020 [Member]
Unpaid Principal Amount		$ 261,684	$ 689,926
Annual Interest		6.00%
Maturity Date		Dec. 31, 2023
Principal Amount		$ 745,438	$ 439,990
ICT Promissory Note [Member]
Unpaid Principal Amount		$ 399,347